SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Information Details [Abstract]
Number of reportable segments	3
Segment Information
Revenue	$ 22,120	$ 21,386	$ 19,675
Operating costs and expenses	(14,140)	(13,562)	(12,449)
Merger-related and restructuring costs	(119)	(115)	(70)
Asset impairments	0	0	(60)
OIBDA	7,861	7,709	7,096
Depreciation	(3,155)	(3,154)	(2,994)
Amortization	(126)	(110)	(33)
Operating Income	4,580	4,445	4,069
Shared Functions [Member]
Segment Information
Revenue	0	0	0
Operating costs and expenses	(2,892)	(2,856)	(2,598)
Merger-related and restructuring costs	(119)	(115)	(70)
Asset impairments			(60)
OIBDA	(3,011)	(2,971)	(2,728)
Intersegment Eliminations [Member]
Segment Information
Revenue	(196)	(150)	(128)
Operating costs and expenses	196	150	128
Merger-related and restructuring costs	0	0	0
Asset impairments			0
OIBDA	0	0	0
Residential Services Segment [Member]
Segment Information
Revenue	18,402	18,175	17,093
Operating costs and expenses	(9,714)	(9,463)	(8,906)
Merger-related and restructuring costs	0	0	0
Asset impairments			0
OIBDA	8,688	8,712	8,187
Residential Services Segment [Member] | Video [Member]
Segment Information
Revenue	10,481	10,917	10,589
Residential Services Segment [Member] | High-Speed Data [Member]
Segment Information
Revenue	5,822	5,090	4,476
Residential Services Segment [Member] | Voice [Member]
Segment Information
Revenue	2,027	2,104	1,979
Residential Services Segment [Member] | Other [Member]
Segment Information
Revenue	72	64	49
Residential Services Segment [Member] | Intersegment Eliminations [Member]
Segment Information
Revenue	0	0	0
Business Services Segment [Member]
Segment Information
Revenue	2,312	1,901	1,469
Operating costs and expenses	(961)	(779)	(614)
Merger-related and restructuring costs	0	0	0
Asset impairments			0
OIBDA	1,351	1,122	855
Business Services Segment [Member] | Video [Member]
Segment Information
Revenue	347	323	286
Business Services Segment [Member] | High-Speed Data [Member]
Segment Information
Revenue	1,099	912	727
Business Services Segment [Member] | Voice [Member]
Segment Information
Revenue	421	306	197
Business Services Segment [Member] | Wholesale Transport [Member]
Segment Information
Revenue	251	184	154
Business Services Segment [Member] | Other [Member]
Segment Information
Revenue	194	176	105
Business Services Segment [Member] | Intersegment Eliminations [Member]
Segment Information
Revenue	0	0	0
Other Operations Segment [Member]
Segment Information
Revenue	1,602	1,460	1,241
Operating costs and expenses	(769)	(614)	(459)
Merger-related and restructuring costs	0	0	0
Asset impairments			0
OIBDA	833	846	782
Other Operations Segment [Member] | Advertising [Member]
Segment Information
Revenue	1,019	1,053	880
Other Operations Segment [Member] | Other [Member]
Segment Information
Revenue	583	407	361
Other Operations Segment [Member] | Intersegment Eliminations [Member]
Segment Information
Revenue	$ (196)	$ (150)	$ (128)